INITIAL PUBLIC OFFERING (Details) - USD ($)			4 Months Ended
	Dec. 01, 2020	Nov. 23, 2020	Dec. 31, 2020	Mar. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Sale of Units (in shares)			9,200,000
Proceeds from issuance of units	$ 12,240,000		$ 86,113,691
Additions to assets held in trust	12,000,000
Assets Held-in-trust	$ 92,000,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of Units (in shares)	9,200,000	8,000,000
Share price		$ 10.00	$ 10.00	$ 10.00
Proceeds from issuance of units		$ 80,000,000
Assets Held-in-trust		$ 80,000,000
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Shares per unit		1
Warrants per unit		0.33
Shares per warrant		1
Exercise price of warrants		$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of Units (in shares)	1,200,000
Proceeds from issuance of units	$ 12,000,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Units (in shares)	24,000	410,000
Share price	$ 10.00	$ 10.00
Shares per unit	1
Proceeds from issuance of units	$ 240,000	$ 4,100,000